Retirement Plans - Defined Benefit Plans - Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Amounts recognized in Accumulated other comprehensive loss:
Prior service cost	$ 1,923	$ 2,574
Net actuarial loss	$ 9,512	$ 22,364